Group information - Additional Information (Detail)		3 Months Ended	6 Months Ended
	Aug. 09, 2022	Jun. 30, 2022	Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Date of end of reporting period		Jun. 30, 2022	Jun. 30, 2022
Authorization Of Financial Statements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Date of authorisation for issue of financial statements	Aug. 09, 2022